Note 15 - Cash and Cash Equivalents	12 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of cash and cash equivalents [text block]
1
5
.         Cash and cash equivalents

As at June 30			As at March 31
(US dollars in thousands)	20 20	2019	2019	2018
Cash at bank and in hand	2,824	7,129	4,522	1,939

The credit ratings of the counterparties with which cash was held are detailed in the table below.

As at June 30			As at March 31
(US dollars in thousands)	20 20	2019	2019	2018
A+	-	252	17	891
A	-	233	14	69
A-	554	-	-	-
AA-	2,270	6,644	4,491	979
Total	2,824	7,129	4,522	1,939